Disaggregation of Revenue	3 Months Ended
Mar. 31, 2024
Disaggregation of Revenue
Disaggregation of Revenue

4.Disaggregation of Revenue

Disaggregation of revenues from contracts with customers is as follows (in thousands):

	Three Months Ended March 31, 2024
	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$2,378	$—	$2,378
Over time	—	887	887
Total	$2,378	$887	$3,265

	Three Months Ended March 31, 2023
	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$599	$—	$599
Over time	—	2,463	2,463
Total	$599	$2,463	$3,062

Net revenues categorized by customer location are as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Korea	$2,000	$—
Germany	796	—
United States	389	1,968
China	80	1,094
Total	$3,265	$3,062

Contract Assets and Liabilities

Details of contract assets and liabilities is as follows (in thousands):

	March 31, 2024	December 31, 2023
Contract assets	$4,313	$3,439
Assets recognized for costs incurred to fulfill a contract (*)	13	12
Contract liabilities	35	48
(*)	The balances are included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.

Net revenues recognized in relation to contract liabilities are as follows as of the periods indicated (in thousands):

	March 31, 2024	March 31, 2023
Net revenues recognized that were included in the contract liabilities balance at the beginning of the period	$12	$650